NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	Year ended December 31,
	2015		2016		2017
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	7,992	1,687	5,825	973	7,583	131.7	1,193	20.7
Reallocation of net income as a result of conversion of Class B to Class A shares	1,687	—	973	—	1,193	20.7	—	—
Reallocation of net income to Class B shares	—	11	—	(1)	—	—	(19)	(0.3)
Net income, allocated for diluted	9,679	1,698	6,798	972	8,776	152.4	1,174	20.4
Weighted average ordinary shares outstanding—basic	263,033,597	55,508,290	274,863,606	45,925,361	280,586,437	280,586,437	44,161,451	44,161,451
Dilutive effect of:
Conversion of Class B to Class A shares	55,508,290	—	45,925,361	—	44,161,451	44,161,451	—	—
Share-Based Awards	5,171,550	1,258,731	5,347,982	694,042	6,496,073	6,496,073	146,027	146,027
Weighted average ordinary shares outstanding—diluted	323,713,437	56,767,021	326,136,949	46,619,403	331,243,961	331,243,961	44,307,478	44,307,478
Net income per share attributable to ordinary shareholders:
Basic	30.39	30.39	21.19	21.19	27.02	0.47	27.02	0.47
Diluted	29.90	29.90	20.84	20.84	26.49	0.46	26.49	0.46